JPMorgan SmartRetirement 2060 Fund Expense Example - A C I Shares [Member] - JPMorgan SmartRetirement 2060 Fund	Jun. 30, 2026 USD ($)
Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 531
Expense Example, with Redemption, 3 Years	724
Expense Example, with Redemption, 5 Years	932
Expense Example, with Redemption, 10 Years	1,533
Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	242
Expense Example, with Redemption, 3 Years	455
Expense Example, with Redemption, 5 Years	791
Expense Example, with Redemption, 10 Years	1,597
Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	65
Expense Example, with Redemption, 3 Years	211
Expense Example, with Redemption, 5 Years	370
Expense Example, with Redemption, 10 Years	$ 832